CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (19,689)	$ (14,828)	$ (17,092)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	11,040	12,246	12,861
Loss from sale of property and equipment, net	20	82	0
Share-based compensation expense	3,560	2,562	1,662
Increase (decrease) in accrued severance pay and pensions, net	(445)	(418)	488
Decrease (increase) in trade receivables, net	18,428	(11,150)	9,345
Increase in other accounts receivable and prepaid expenses (including other long-term assets)	(345)	(6,976)	(6,661)
Decrease (increase) in inventories	(11,155)	(11,908)	9,919
Decrease in operating lease right-of-use assets	3,571	5,713	5,121
Increase (decrease) in trade payables	(2,018)	5,883	1,953
Increase in deferred revenues	2,229	1,672	2,988
Decrease (increase) in deferred tax assets, net	0	8,279	(173)
Decrease in operating lease liability	(5,937)	(4,620)	(5,112)
Increase (decrease) in other accounts payable and accrued expenses (including other long-term liabilities)	(4,154)	(1,556)	1,946
Net cash provided by (used in) operating activities	(4,895)	(15,019)	17,245
Cash flows from investing activities:
Purchase of property and equipment	(10,464)	(9,383)	(6,077)
Proceeds from sale of property and equipment	0	200	0
Purchase of intangible assets	(1,957)	(212)	(412)
Net cash used in investing activities	(12,421)	(9,395)	(6,489)
Cash flows from financing activities:
Proceeds from (repayment of) bank credits and loans, net	22,700	9,800	(8,621)
Proceeds from exercise of stock options	410	4,730	1,237
Net cash provided by (used in) financing activities	23,110	14,530	(7,384)
Translation adjustments on cash and cash equivalents	75	(138)	(210)
Increase (decrease) in cash and cash equivalents	5,869	(10,022)	3,162
Cash and cash equivalents at the beginning of the year	17,079	27,101	23,939
Cash and cash equivalents at the end of the year	22,948	17,079	27,101
Supplemental disclosure of cash flow information:
Cash paid for income taxes	1,871	1,995	3,003
Cash paid for interest on bank loans and factoring fees	$ 3,456	$ 1,280	$ 1,137